Expense Example - FidelityEquity-IncomeK6Fund-PRO - FidelityEquity-IncomeK6Fund-PRO - Fidelity Equity-Income K6 Fund - Fidelity Equity-Income K6 Fund	Mar. 30, 2024 USD ($)
Expense Example:
1 year	$ 35
3 years	109
5 years	191
10 years	$ 431